Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
(2)
Summary of Significant Accounting Policies

The following accounting policies, which conform with accounting principles generally accepted in the United States of America (U.S. GAAP) and with the requirements of ERISA, have been used consistently in the preparation of the Plan’s financial statements.

A.
Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting.

B.
Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

C.
Investment Valuation and Income Recognition

The Plan’s investments presented in the accompanying Statements of Net Assets Available for Benefits as of December 31, 2025 and 2024 are stated at fair value as reported by the Trustee. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

See Note 3 for additional information about fair value.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

D.
Contributions

Contributions from the Company and participants are accrued as they become obligations of the Company, as determined by the Plan’s administrator, and in the period in which they are deducted, in accordance with salary deferral agreements.

E.
Payment of Benefits

Benefits are recorded when paid.

F.
Administrative Expenses

Administrative fees and expenses of the Plan may be paid out of the Plan assets unless paid by the Company. Certain administrative fees are paid by the Company and are not reflected in the accompanying financial statements.

G.
Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance. Delinquent notes receivable from participants are recorded as a distribution based upon the terms of the Plan document. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred.